CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net revenues
Sales of products	¥ 27,420,276	¥ 25,813,496	¥ 26,549,111
Financing operations	1,959,234	1,783,697	1,854,007
Total net revenues	29,379,510	27,597,193	28,403,118
Costs and expenses
Cost of products sold	22,600,474	21,543,035	21,456,086
Cost of financing operations	1,288,679	1,191,301	1,149,379
Selling, general and administrative	3,090,495	2,868,485	2,943,682
Total costs and expenses	26,979,648	25,602,821	25,549,147
Operating income	2,399,862	1,994,372	2,853,971
Other income (expense)
Interest and dividend income	179,541	158,983	157,862
Interest expense	(27,586)	(29,353)	(35,403)
Foreign exchange gain (loss), net	22,664	33,601	(5,573)
Other income (loss), net	45,948	36,222	12,524
Total other income (expense)	220,567	199,453	129,410
Income before income taxes and equity in earnings of affiliated companies	2,620,429	2,193,825	2,983,381
Provision for income taxes	504,406	628,900	878,269
Equity in earnings of affiliated companies	470,083	362,060	329,099
Net income	2,586,106	1,926,985	2,434,211
Less - Net income attributable to noncontrolling interests	(92,123)	(95,876)	(121,517)
Net income attributable to Toyota Motor Corporation	¥ 2,493,983	¥ 1,831,109	¥ 2,312,694
Net income attributable to Toyota Motor Corporation per common share
- Basic	¥ 842.00	¥ 605.47	¥ 741.36
- Diluted	832.78	599.22	735.36
Cash dividends per common share	¥ 220.00	¥ 210.00	¥ 210.00